Shareholder Report, Line Graph (Details) 197927_US Treasury 3 Year Note ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Mar. 27, 2023	Aug. 31, 2026
F/m US Treasury 3 Year Note ETF
Account Value [Line Items]
Line Graph and Table Measure Name					F/m US Treasury 3 Year Note ETF
Accumulated Value	$ 10,971	$ 10,513	$ 9,934	$ 10,000	$ 11,120
ICE US Treasury Core Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE US Treasury Core Bond Index
Accumulated Value	10,656	10,406	9,816	10,000	$ 10,785
ICE BofA Current 3-Year US Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA Current 3-Year US Treasury Total Return Index
Accumulated Value	10,978	10,524	9,935	10,000	$ 11,129
Bloomberg U.S. Treasury Bellwether: 3 Year Total Return USD Unhedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Treasury Bellwether: 3 Year Total Return USD Unhedged Index
Accumulated Value	$ 11,025	$ 10,552	$ 9,943	$ 10,000	$ 11,195